Significant Accounting Policies - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Marketable equity securities	$ 86,190	$ 138,446
Fair Value, Recurring
Significant Accounting Policies
Marketable equity securities	86,190	138,446
Total assets	86,190	138,446
Fair Value, Recurring | Level 1
Significant Accounting Policies
Marketable equity securities	86,190	138,446
Total assets	$ 86,190	$ 138,446